Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables

	2023	2022
	(US$ millions)
Gross trade receivables	851	694
Less: provisions for expected credit losses	(408)	(315)
Trade receivables, net	443	379

Aging of trade receivables
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2023:
Telecom operators	19	5	4	28
Own customers	263	49	51	364
Others	37	7	8	52
Total	319	61	63	443
2022:
Telecom operators	7	13	5	25
Own customers	211	54	39	304
Others	39	7	5	51
Total	257	74	48	379

Inventories	Inventories

	2023	2022
	(US$ millions)
Telephone and equipment	27	39
SIM cards	4	4
Other	14	10
Inventory at December 31,	45	53

Contract assets
Contract assets, net

	2023	2022
	(US$ millions)
Long-term portion	21	21
Short-term portion	65	61
Less: provisions for expected credit losses	(4)	(5)
Total	82	77
Contract costs, net (i)

	2023	2022
	(US$ millions)
Net at January 1	10	8
Contract costs capitalized	5	5
Amortization of contract costs	(4)	(3)
Net at December 31	12	10
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.
Contract liabilities	Contract liabilities

	2023	2022
	(US$ millions)
Long-term portion	74	2
Short-term portion	82	87
Total	156	88

Provisions and other liabilities
Current

	2023	2022
	(US$ millions)
Deferred revenue	96	93
Customer deposits	12	13
Current legal provisions	8	12
Tax payables	72	61
Customer and MFS distributor cash balances	45	47
Withholding tax on payments to third parties	22	15
Other current liabilities(i)	119	64
Total	374	305
(i) Includes $15 million (2022: $8 million) of tax risk liabilities not related to income tax.
Non-current

	2023	2022
	(US$ millions)
Non-current legal provisions	6	16
Long-term portion of asset retirement obligations	173	155
Long-term portion of deferred income on tower sale and leasebacks recognized	31	32
Long-term employment obligations	51	37
Other non-current liabilities	68	55
Total	330	295